Note 9 - Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 2,040,946		$ 2,040,946
Federal Income Tax Expense (Benefit), Continuing Operations			$ 6,777,453	$ 3,851,333	$ 3,787,803
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%